Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock - CF ACQUISITION CORP. VI [Member] - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A – Public shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Allocation of net income (loss)	$ 14,733,466	$ 1,414,376	$ 6,804,342	$ (996,680)
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000	30,000,000	30,000,000	21,215,470		25,643,836
Basic and diluted net income (loss) per share of common stock	$ 0.49	$ 0.05	$ 0.23	$ (0.05)		$ (0.53)
Class A – Private placement shares [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Allocation of net income (loss)	$ 343,781	$ 33,002	$ 158,768	$ (23,256)
Basic and diluted weighted average number of shares of common stock outstanding	700,000	700,000	700,000	495,028		598,356
Basic and diluted net income (loss) per share of common stock	$ 0.49	$ 0.05	$ 0.23	$ (0.05)		$ (0.53)
Class B Common Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Allocation of net income (loss)	$ 3,683,366	$ 353,594	$ 1,701,085	$ (352,342)
Basic and diluted weighted average number of shares of common stock outstanding	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000	7,500,000 [1]
Basic and diluted net income (loss) per share of common stock	$ 0.49	$ 0.05	$ 0.23	$ (0.05)	$ 0	$ (0.53)

[1]	This number has been retroactively adjusted to reflect the cancellations of 5,750,000 shares of Class B common stock in October 2020 and 5,750,000 shares of Class B common stock in January 2021. On February 23, 2021, 1,125,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).